December 31, 2002

Annual Report

The Victory Variable Insurance Funds

Investment Quality Bond Fund
Diversified Stock Fund
Small Company Opportunity Fund

The Victory Variable
Insurance Funds
LOGO (R)

            Table of Contents

Portfolio Commentaries                  2

Financial Statements
Schedules of Investments                5
Statements of Assets and Liabilities   10
Statements of Operations               11
Statements of Changes in Net Assets    12
Financial Highlights                   13

Notes to Financial Statements          16

Report of Independent Accountants      19


Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives a fee for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

NOT FDIC INSURED

Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


The Victory Variable
Insurance Funds
LOGO (R)


Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Portfolio Commentaries

Investment Quality Bond Fund

As investment managers we often use history as a guide to determine the probable outcome of our investment decisions. We look at a plethora of economic data in order to hypothesize what the future may hold and how that might affect the Fund's portfolio. Had some soothsayer approached us, and said the U.S. economy would grow at a 2.8% annual rate, and inflation will decrease from 2.6% to 2.4%, we would have never guessed the results of the financial markets that followed over the coming year.

   The soothsayer's economic forecast was exactly what the economy delivered, but the financial markets returns did not reflect such an environment. Given the scandals that overwhelmed Corporate America and the ensuing media attention comparing all corporate leaders to the misdeeds of a few, it is not surprising investors reacted negatively. Over the one-year period ending December 31, 2002, the S&P 500* was down 22.1%, following the previous 12-month period's return of -11.9%. Given the economic concerns following September 11th, the Federal Reserve continued to aggressively lower the Federal Funds rate from 3% to 1.75%, a 40 year low. It is not surprising then, given the equity market melt down and easing monetary policy, that interest rates dropped dramatically:

     Maturity      12/31/01     12/31/02       Change

     3 month       1.720%       1.190%       -0.5306%
     6 month       1.790%       1.204%       -0.5861%
     2 Year        3.022%       1.598%       -1.4241%
     5 Year        4.300%       2.734%       -1.5663%
     10 Year       5.049%       3.814%       -1.2351%
     30 Year       5.465%       4.779%       -0.6861%

   In this environment, corporate bonds performed very poorly as their spreads to U.S. Treasuries widened dramatically over the last twelve months. U.S. Treasuries and government agencies performed well as investors sought safety from tumultuous financial markets. The Fund's high quality structure provided shareholders with a total return of 9.20% (Class A Shares) for one year, compared to the Lehman Aggregate** which returned 10.26% for that same time period. The Fund maintained duration neutrality throughout the year reflecting the emphasis on building the Fund's value with quality and safety rather than market-timing strategies.

----------------------------------------------------------------------
*The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

**The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than on year), investment-grade fixed income securities. An investor cannot invest directly in an index.

Index returns do not include brokerage commissions, sales charges, or other fees or expenses, which reduce returns. It is not possible to invest directly in an index.


Investment Quality Bond Fund
(Dollars in thousands)

                         Investment
                         Quality Bond                  Lehman Aggregate

6/30/99                  10000                         10000
7/31/99                  10030                         9958
8/31/99                  10020                         9953
9/30/99                  10102                         10069
10/31/99                 10092                         10106
11/30/99                 10072                         10105
12/31/99                 10021                         10056
1/31/2000                10000                         10023
2/29/2000                10133                         10144
3/31/2000                10274                         10278
4/30/2000                10233                         10248
5/31/2000                10212                         10243
6/30/2000                10403                         10456
7/31/2000                10487                         10552
8/31/2000                10624                         10705
9/30/2000                10687                         10772
10/31/2000               10740                         10843
11/30/2000               10911                         11021
12/31/2000               11125                         11226
1/31/2001                11255                         11409
2/28/2001                11353                         11508
3/31/2001                11414                         11566
4/30/2001                11315                         11517
5/31/2001                11348                         11586
6/30/2001                11385                         11630
7/31/2001                11619                         11891
8/31/2001                11742                         12027
9/30/2001                11899                         12167
10/31/2001               12147                         12421
11/30/2001               11937                         12250
12/31/2001               11847                         12171
1/31/2002                11915                         12270
2/28/2002                12007                         12389
3/31/2002                11809                         12183
4/30/2002                12017                         12420
5/31/2002                12087                         12525
6/30/2002                12215                         12634
7/31/2002                12437                         12787
8/31/2002                12659                         13003
9/30/2002                12905                         13214
10/31/2002               12810                         13153
11/30/2002               12716                         13149
12/31/2002               12936                         13421

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The hypothetical $10,000 investment assumes an investment at the beginning of the first month following the Fund's inception and is plotted monthly and includes changes in share price, reinvestment of dividends and capital gains.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Total Return
As of December 31, 2002

  One Year                                           9.20%

  Three Year                                         8.89%

  Since Inception
  7/1/99                                             7.62%

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance is no guarantee of future results. Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Portfolio Commentaries

Diversified Stock Fund

The extraordinary events of 2002 provided the backdrop for a difficult investing year. The Diversified Stock Fund (Class A shares) declined 23.4%, slightly below the S&P 500* benchmark decline of 22.1%. Importantly, the Fund's longer-term three-year record of outperformance remains intact.

   The Fund began the year auspiciously enough with gains through March as the market prematurely anticipated the beneficial effects of stimulative monetary policy. When it became apparent the growth in the economy was primarily the result of inventory accumulation and not final sales, the market began to succumb. The downward movement accelerated throughout the summer as accounting scandals, corporate governance problems, and fears of war and terrorism were overlaid on an already vulnerable economic foundation. By early October, signs of despair and capitulation were rampant. At this time of maximum pessimism, as markets are want to do, the S&P 500* rallied to gain 8.5%, posting the best October performance since 1982.

   The market played no favorites in the fiscal year, evidenced by declines in all sectors and the relative parity to which value and growth stocks performed. The best performing sector for the fiscal year was Basic Industry, which declined 8.5%, and the Diversified Fund's double-weighted position in this sector helped performance. The Fund also emphasized positions within the Capital Goods sector, and superior stock selection in this group helped performance in the fiscal year.

   Despite the slow recovery, the economy is in better condition than last year at this time, as lower interest rates have had some time to work through the system. Corporate executives are making no promises for 2003, but in a world where companies are measured on their ability to deliver on expectations, the conservative outlook now projected is gratifying. We are optimistic the economy will continue to improve as we move through fiscal 2003, and with valuations and expectations at these low levels, the market can begin to price in better times. Our conviction remains in the Capital Goods and Basic Industry sectors, and we have increased positions in Technology, believing these stocks will perform well in anticipation of any acceleration in end user demand. The Fund's mantra remains as its name implies, well diversified in all economic sectors, with a bias toward stocks with low expectations, favorable valuations, and a catalyst for price improvement. The basic investment philosophy has enabled the fund to deliver superior returns since the inception in 1999, declining 8.8% versus a 14.6% decline in the S&P 500*.

---------------------------------------------------------------------------
*The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-sized companies.

Index returns do not include brokerage commissions, sales charges, or other fees or expenses, which reduce returns. It is not possible to invest directly in an index.


Diversified Stock Fund
(Dollars in thousands)

                         Diversified Stock             S&P 500

6/30/99                  10000                         10000
7/31/99                  9730                          9688
8/31/99                  9600                          9639
9/30/99                  9163                          9375
10/31/99                 9434                          9968
11/30/99                 9735                          10171
12/31/99                 10121                         10770
1/31/2000                9850                          10229
2/29/2000                9669                          10035
3/31/2000                10482                         11017
4/30/2000                9939                          10686
5/31/2000                9858                          10466
6/30/2000                9882                          10724
7/31/2000                9822                          10557
8/31/2000                10518                         11213
9/30/2000                10076                         10621
10/31/2000               10410                         10576
11/30/2000               9681                          9742
12/31/2000               10006                         9789
1/31/2001                10685                         10137
2/28/2001                10168                         9213
3/31/2001                9660                          8629
4/30/2001                10462                         9299
5/31/2001                10705                         9362
6/30/2001                10389                         9134
7/31/2001                10460                         9044
8/31/2001                9789                          8478
9/30/2001                8884                          7793
10/31/2001               9211                          7942
11/30/2001               10017                         8551
12/31/2001               10037                         8626
1/31/2002                9986                          8500
2/28/2002                9956                          8336
3/31/2002                10127                         8650
4/30/2002                9636                          8125
5/31/2002                9432                          8066
6/30/2002                8685                          7491
7/31/2002                7928                          6907
8/31/2002                7918                          6952
9/30/2002                7020                          6197
10/31/2002               7604                          6742
11/30/2002               8363                          7139
12/31/2002               7684                          6720

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The hypothetical $10,000 investment assumes an investment at the beginning of the first month following the Fund's inception and is plotted monthly and includes changes in share price, reinvestment of dividends and capital gains.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Total Return
As of December 31, 2002

  One Year                                         -23.44%

  Three Year                                        -8.77%

  Since Inception
  7/1/99                                            -7.24%

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance is no guarantee of future results. Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Portfolio Commentaries

Small Company Opportunity Fund

A strong fourth quarter across most equity indexes could not salvage an otherwise difficult year for investors in 2002. The swift upswing in stock prices during the fourth quarter was tempered as the year drew to a close as the Iraq conflict intensified, nuclear tensions with North Korea surfaced, high oil prices persisted and the global economic outlook remained unclear. Despite the relative outperformance by large cap stocks during the quarter, small caps edged large caps for the third consecutive year as the Russell 2000* returned -20.48% versus -22.10% for the S&P 500**. Given investors' bias for technology stocks during the fourth quarter, it is not surprising that the Russell 2000 Growth Index*** outperformed the Russell 2000 Value Index**** during the period, 7.50% versus 4.92%. However, the Russell 2000 Value Index**** full year total return of -11.43% outpaced the drop of 30.26% for Russell 2000 Growth Index*** marking the third straight year of relative outperformance by small value stocks. For the year, only two groups managed to post positive returns for the Russell 2000 Index* led by REITs (+4.2%) and Financials (+0.6%) while Technology (-46.3%) and Health Care (-36.8%) headed the decliners.

   Performance by the Fund was stellar compared to its benchmark. For the full year, the Small Company Fund Class A (-5.15%) significantly outpaced both the Russell 2000 Value Index**** (-11.42%) and the Russell 2000 Index* (-20.48%). The strong showing for the product can be partially attributed to a relative underweight in Technology through the first three quarters of the year when the sector dramatically underperformed the index. Additionally, a modest tilt towards a defensive posture allowed the portfolio to withstand the very challenging second and third quarters. Finally, good stock picking across various sectors and industries contributed to the impressive returns for the Fund. Among the best performing holdings for the year were specialty medical products provider, Polymedica (+85.8%), Flagstar Bancorp (+62.9%), a small thrift, Landstar (+61.0%), a trucking service company, and Patina Oil & Gas (+44.8%), an independent oil and natural gas producer.

   The year came to a close with the Small Company Opportunity Fund marginally biased towards an improving industrial and business spending environment for 2003. As such, overweights were maintained in Basic Materials, Capital Goods and Technology. We continued to underweight both Transportation and Utilities relative to the index. Both Consumer Staples and Consumer Discretionary sectors were market weighted following a solid 2002 in consumer spending. Energy, Financials and Health Care were also market weighted.

---------------------------------------------------------------------------
*The Russell 2000 Index (Russell 2000) is an unmanaged index, generally representative of the performance of domestically traded common stocks of small- to mid-sized companies.

**The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-sized companies.

***The Russell 2000 Growth Index is an unmanaged index, generally representative of the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

****The Russell 2000 Value Index is an unmanaged index, generally representative of the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index returns do not include brokerage commissions, sales charges, or other fees or expenses, which reduce returns. It is not possible to invest directly in an index.

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure.


Small Company Opportunity Fund
(Dollars in thousands)

                         Small Company
                         Opportunity                   Russell 2000

6/30/99                  10000                         10000
7/31/99                  9720                          9726
8/31/99                  9300                          9366
9/30/99                  9082                          9368
10/31/99                 9122                          9406
11/30/99                 9433                          9967
12/31/99                 9957                          11096
1/31/2000                9263                          10917
2/29/2000                9423                          12720
3/31/2000                10326                         11882
4/30/2000                10407                         11167
5/31/2000                10236                         10516
6/30/2000                10770                         11433
7/31/2000                10801                         11064
8/31/2000                11789                         11909
9/30/2000                11560                         11559
10/31/2000               11389                         11043
11/30/2000               10783                         9909
12/31/2000               12045                         10760
1/31/2001                12125                         11320
2/28/2001                11377                         10578
3/31/2001                10848                         10060
4/30/2001                11394                         10847
5/31/2001                11607                         11114
6/30/2001                12120                         11497
7/31/2001                11917                         10875
8/31/2001                11340                         10524
9/30/2001                10231                         9108
10/31/2001               10454                         9640
11/30/2001               10778                         10387
12/31/2001               11296                         11028
1/31/2002                11317                         10913
2/28/2002                11307                         10614
3/31/2002                12155                         11467
4/30/2002                12834                         11572
5/31/2002                12479                         11058
6/30/2002                12122                         10510
7/31/2002                10904                         8922
8/31/2002                10985                         8899
9/30/2002                10144                         8260
10/31/2002               10438                         8525
11/30/2002               10896                         9286
12/31/2002               10715                         8769

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

The hypothetical $10,000 investment assumes an investment at the beginning of the first month following the Fund's inception and is plotted monthly and includes changes in share price, reinvestment of dividends and capital gains.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Total Return
As of December 31, 2002

  One Year                                          -5.15%

  Three Year                                         2.48%

  Since Inception
  7/1/99                                             1.99%

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Past performance is no guarantee of future results. Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

THE VICTORY VARIABLE INSURANCE FUNDS                Schedules of Investments
Investment Quality Bond Fund                               December 31, 2002
(Amounts in Thousands)


                                           Principal     Market
Security Description                         Amount       Value

  Asset Backed Securities (0.9%)

MBNA Master Credit Card Trust,
   Series 1997-I, Class A,
   6.55%, 1/15/07                             $ 20      $   21

Total Asset Backed Securities (Cost $20)                    21


  Commercial Paper (6.7%)

General Electric Capital Corp.,
   1.25%, 1/2/03                               151         151

Total Commercial Paper (Cost $151)                         151


  U.S. Government Agencies (54.8%)

Federal Farm Credit Bank (9.1%)
3.13%, 10/1/03                                 100         101
3.88%, 2/1/05                                  100         104

                                                           205

Federal Home Loan Bank (16.0%)
4.50%, 7/7/03                                  350         356

Federal Home Loan
   Mortgage Corp. (7.7%)
5.00%, 1/15/04                                  25          26
7.00%, 3/15/10                                  30          36
5.75%, 1/15/12                                 100         111

                                                           173

Federal National Mortgage
   Association (11.9%)
7.00%, 7/15/05                                  20          22
5.50%, 2/15/06                                 100         109
7.25%, 1/15/10                                  19          23
6.00%, 5/15/11                                 100         114

                                                           268

Tennessee Valley Authority (10.1%)
6.38%, 6/15/05                                 105         116
5.63%, 1/18/11                                 100         110

                                                           226

Total U.S. Government Agencies (Cost $1,175)             1,228


  U.S. Government Mortgage Backed (1.7%)

Federal Home Loan
   Mortgage Corp. (1.3%)
6.50%, 9/1/28                                    7           8
6.50%, 2/1/29                                   12          12
7.00%, 7/1/29                                   10          10

                                                            30

Federal National Mortgage
   Association (0.4%)
10.50%, 1/1/09                                   8           8

Total U.S. Government Mortgage Backed (Cost $36)            38


                                           Principal     Market
Security Description                         Amount       Value

  U.S. Treasury Obligations (34.2%)

U.S. Treasury Bonds (10.1%)
7.50%, 11/15/16                               $ 27      $   35
8.75%, 8/15/20                                  36          53
8.00%, 11/15/21                                 20          28
6.25%, 5/15/30                                  92         110

                                                           226


U.S. Treasury Notes (24.1%)
5.88%, 11/15/04                                204         220
5.75%, 11/15/05                                 25          28
7.00%, 7/15/06                                  60          70
3.50%, 11/15/06                                 12          12
6.00%, 8/15/09                                  37          43
5.00%, 2/15/11                                  28          31
5.00%, 8/15/11                                  25          27
4.88%, 2/15/12                                 100         109

                                                           540

Total U.S. Treasury Obligations (Cost $693)                766

Total Investments (Cost $2,075) (a) -- 98.3%             2,204

Other assets in excess of liabilities -- 1.7%               39

NET ASSETS -- 100.0%                                    $2,243


(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $129
    Unrealized depreciation                                --

    Net unrealized appreciation                          $129

                     See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                 Schedules of Investments
Diversified Stock Fund                                      December 31, 2002
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount        Value

  Commercial Paper (5.9%)

General Electric Capital Corp.,
   1.25%, 1/2/03                           $   989     $   989

Total Commercial Paper (Cost $989)                         989


  Common Stocks (94.9%)

Aerospace/Defense (2.6%)
Boeing Co.                                   6,000         198
Honeywell International, Inc.               10,100         242

                                                           440

Aluminum (3.5%)
Alcoa, Inc.                                 26,112         595

Automotive Parts (1.4%)
Eaton Corp.                                  3,100         242

Banks (6.6%)
FleetBoston Financial Corp.                 11,700         284
Mellon Financial Corp.                      11,000         287
PNC Financial Services Group, Inc.          12,800         537

                                                         1,108

Beverages (0.8%)
Anheuser-Busch Cos., Inc.                    2,700         131

Biotechnology (4.5%)
Amgen, Inc. (b)                             10,000         484
Genentech, Inc. (b)                          8,000         265

                                                           749

Computers & Peripherals (8.1%)
Cisco Systems, Inc. (b)                     28,300         371
Hewlett-Packard Co.                         14,300         248
International Business Machines Corp.        7,100         550
Unisys Corp. (b)                            19,500         193

                                                         1,362

Consulting Services (0.7%)
BearingPoint, Inc. (b)                      17,500         121

Cosmetics & Toiletries (4.3%)
Avon Products, Inc.                          3,500         189
Kimberly-Clark Corp.                        11,300         536

                                                           725

Electrical Equipment (1.6%)
Emerson Electric Co.                         5,400         275

Electronic & Electrical -- General (4.2%)
General Electric Co.                        29,200         711

Electronics (0.9%)
Thermo Electron Corp. (b)                    7,900         159

Entertainment (2.6%)
Walt Disney Co.                             26,500         432

Financial Services (0.8%)
Franklin Resources, Inc.                     4,000         136


                                                        Market
Security Description                        Shares       Value

Forest Products --
   Lumber & Paper (2.6%)
International Paper Co.                     12,600     $   441

Health Care (1.9%)
Medtronic, Inc.                              7,000         319

Heavy Machinery (3.3%)
Caterpillar, Inc.                           12,000         549

Insurance -- Multi-Line (2.5%)
American International Group, Inc.           7,224         418

Insurance -- Property,
   Casualty, Health (1.5%)
St. Paul Cos., Inc.                          7,200         245

Manufacturing -- Miscellaneous (1.8%)
3M Co.                                       1,500         185
Pentair, Inc.                                3,595         124

                                                           309

Media (2.2%)
Viacom, Inc., Class B (b)                    9,000         367

Medical Supplies (1.4%)
Baxter International, Inc.                   8,600         241

Office Equipment & Supplies
   (Non-Computer Related) (0.9%)
Staples, Inc. (b)                            8,500         156

Oil & Gas Exploration,
   Production & Services (4.8%)
BP PLC                                       7,800         317
Kerr-McGee Corp.                             5,800         257
Transocean, Inc.                             9,700         225

                                                           799

Pharmaceuticals (9.8%)
Abbott Laboratories                          9,125         365
Bristol-Myers Squibb Co.                    19,000         439
Eli Lilly & Co.                              5,700         362
Merck & Co., Inc.                            4,500         255
Pharmacia Corp.                              5,000         209

                                                         1,630

Railroads (2.6%)
Norfolk Southern Corp.                      22,000         440

Retail (0.5%)
Target Corp.                                 2,600          78

Retail -- Specialty Stores (3.5%)
Home Depot, Inc.                             9,700         232
Tiffany & Co.                               15,100         361

                                                           593

Semiconductors (4.5%)
Intel Corp.                                 15,500         241
LSI Logic Corp. (b)                         42,100         243
Texas Instruments, Inc.                     18,400         276

                                                           760


                     See notes to financial statements.

Diversified Stock Fund                                     December 31, 2002
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Software & Computer Services (3.3%)
BMC Software, Inc. (b)                      10,000     $   171
Microsoft Corp. (b)                          7,400         383

                                                           554

Telecommunications -- Equipment (1.6%)
Motorola, Inc.                              30,200         261

Utilities -- Electric (1.5%)
Duke Energy Corp.                           12,500         244

Utilities -- Telecommunications (2.1%)
SBC Communications, Inc.                     6,000         163
Verizon Communications                       5,000         193

                                                           356

Total Common Stocks (Cost $18,198)                      15,946

Total Investments (Cost $19,187) (a) -- 100.8%          16,935

Liabilities in excess of other assets -- (0.8)%          (129)

NET ASSETS -- 100.0%                                   $16,806

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $   569
    Unrealized depreciation                            (2,971)

    Net unrealized depreciation                       $(2,402)

(b) Non-income producing securities.

                     See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                Schedules of Investments
Small Company Opportunity Fund                             December 31, 2002
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                        Amount       Value

  Commercial Paper (2.7%)

General Electric Capital Corp.,
   1.25%, 1/2/03                            $   76      $   76

Total Commercial Paper (Cost $76)                           76


  Common Stocks (97.0%)

Aerospace/Defense Equipment (1.9%)
Teledyne Technologies, Inc. (b)              1,600          25
Triumph Group, Inc. (b)                        850          27

                                                            52

Airlines (0.2%)
Mesaba Holdings, Inc. (b)                      773           5

Apparel (1.3%)
Phillips-Van Heusen Corp.                    3,200          37

Apparel/Footwear (1.4%)
Timberland Co. (b)                           1,125          40

Automotive (1.1%)
Dura Automotive Systems, Inc. (b)            1,100          11
Group 1 Automotive, Inc. (b)                   800          19

                                                            30

Automotive Parts (1.1%)
BorgWarner, Inc.                               625          32

Banks (11.2%)
Chemical Financial Corp.                       900          29
Chittenden Corp.                             1,531          39
Irwin Financial Corp.                        2,775          45
Mercantile Bankshares Corp.                    925          36
National Penn Bancshares, Inc.                 945          25
R&G Financial Corp.                          2,200          50
Sandy Spring Bancorp, Inc.                     912          29
Sterling Bancshares, Inc.                    1,100          13
Texas Regional Bancshares, Inc.                550          20
UMB Financial Corp.                            600          23

                                                           309

Biotechnology (1.0%)
Bio-Rad Laboratories, Inc., Class A (b)        600          23
Genencor International, Inc. (b)               600           6

                                                            29

Building Materials (3.8%)
ABM Industries, Inc.                         2,200          34
Genlyte Group, Inc. (b)                        950          30
Universal Forest Products, Inc.              2,000          42

                                                           106

Chemicals (2.7%)
Quaker Chemical Corp.                        1,700          40
Spartech Corp.                               1,700          35

                                                            75


                                                        Market
Security Description                        Shares       Value

Computers & Peripherals (2.3%)
Avocent Corp. (b)                            1,400      $   31
Imation Corp. (b)                              900          32

                                                            63

Construction (1.4%)
EMCOR Group, Inc. (b)                          750          40

Consulting Services (1.4%)
Maximus, Inc. (b)                            1,550          40

Consumer Products (1.3%)
American Greetings Corp., Class A (b)        2,300          36

Distribution/Wholesale (3.4%)
Advanced Marketing Services, Inc.              962          14
United Stationers, Inc. (b)                  1,250          36
Watsco, Inc.                                 2,650          44

                                                            94

Electrical Equipment (1.0%)
Franklin Electric Co., Inc.                    600          29

Electronics (4.0%)
Benchmark Electronics, Inc. (b)              1,100          33
C&D Technologies, Inc.                       1,700          30
Methode Electronics, Inc., Class A           1,400          15
OSI Systems, Inc. (b)                          900          15
Technitrol, Inc.                             1,200          19

                                                           112

Entertainment (0.5%)
Argosy Gaming Co. (b)                          700          13

Financial Services (0.8%)
Gabelli Asset Management, Inc.,
   Class A (b)                                 701          21

Food Distributors,
   Supermarkets & Wholesalers (0.8%)
Ruddick Corp.                                1,700          23

Food Processing & Packaging (1.8%)
Interstate Bakeries Corp.                    1,000          15
J & J Snack Foods Corp. (b)                    950          34

                                                            49

Forest Products --
   Lumber & Paper (0.6%)
Chesapeake Corp.                             1,000          18

Health Care (1.7%)
Coventry Health Care, Inc. (b)                 850          25
Sunrise Assisted Living, Inc. (b)              925          23

                                                            48

Home Building (0.7%)
Meritage Corp. (b)                             600          20

Insurance (5.3%)
Alfa Corp.                                   3,400          40
Delphi Financial Group, Inc.                 1,050          40
State Auto Financial Corp.                   2,170          34
Triad Guaranty, Inc. (b)                       951          35

                                                           149

                     See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS      Schedules of Investments--continued
Small Company Opportunity Fund                              December 31, 2002
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Machine -- Diversified (2.8%)
Briggs & Stratton Corp.                        800      $   34
Gardner Denver, Inc. (b)                     1,200          24
Thomas Industries, Inc.                        800          21

                                                            79

Manufacturing -- Misc. (1.2%)
Ameron International Corp.                     600          33

Medical Equipment & Supplies (1.2%)
IDEXX Laboratories, Inc. (b)                   200           7
PolyMedica Corp. (b)                           900          27

                                                            34

Medical Services (0.3%)
BioReliance Corp. (b)                          300           7

Metals -- Fabrication (2.3%)
CIRCOR International, Inc.                   1,700          27
Mueller Industries, Inc. (b)                 1,375          37

                                                            64

Networking Products (1.3%)
Anixter International, Inc. (b)              1,500          35

Office Equipment & Supplies (3.8%)
Global Imaging Systems, Inc. (b)             1,600          29
John H. Harland Co.                          1,800          40
New England Business Service, Inc.           1,550          38

                                                           107

Oil & Gas Exploration,
   Production & Services (1.7%)
Patina Oil & Gas Corp.                       1,443          46

Oil Marketing & Refining (1.2%)
Frontier Oil Corp.                           1,001          18
Holly Corp.                                    700          15

                                                            33

Oilfield Services & Equipment (0.8%)
Lufkin Industries, Inc.                      1,000          23

Pharmaceuticals (1.4%)
Medicis Pharmaceutical Corp.,
   Class A (b)                                 550          28
Nabi Biopharmaceuticals (b)                  1,965          12

                                                            40

Racetracks (0.3%)
Churchill Downs, Inc.                          200           8

Real Estate Investment Trusts (5.5%)
Bedford Property Investors, Inc.             1,525          38
Brandywine Realty Trust                        900          20
Mid-Atlantic Realty Trust                    1,300          23
Parkway Properties, Inc.                       900          32
PS Business Parks, Inc.                        601          19
The Mills Corp.                                700          21

                                                           153

Restaurants (1.5%)
Papa John's International, Inc. (b)          1,500          42


                                                         Market
Security Description                         Shares       Value

Retail -- Department Stores (0.7%)
Stage Stores, Inc. (b)                         900      $   19

Retail -- Specialty Stores (0.4%)
AnnTaylor Stores Corp. (b)                     600          12

Rubber & Rubber Products (0.7%)
Bandag, Inc.                                   500          19

Savings & Loans (5.9%)
FirstFed Financial Corp. (b)                 1,125          33
Flagstar Bancorp, Inc.                       1,475          32
ITLA Capital Corp. (b)                       1,100          36
PFF Bancorp, Inc.                            1,050          33
Roslyn Bancorp, Inc.                         1,562          28

                                                           162

Software & Computer Services (2.8%)
Inter-Tel, Inc.                              1,600          34
NetIQ Corp. (b)                                800          10
SERENA Software, Inc. (b)                      725          11
Syntel, Inc. (b)                             1,050          22

                                                            77

Steel Producers (0.9%)
Reliance Steel & Aluminum Co.                1,150          24

Telecommunications (0.9%)
Commonwealth Telephone
   Enterprises, Inc. (b)                       700          25

Telecommunications --
   Equipment (0.6%)
Tollgrade Communications, Inc. (b)           1,500          18

Trucking & Leasing (1.1%)
Landstar System, Inc. (b)                      550          32

Utilities -- Electric (1.9%)
Black Hills Corp.                              500          13
Cleco Corp.                                  1,800          26
PNM Resources, Inc.                            601          14

                                                            53

Utilities -- Natural Gas (3.1%)
AGL Resources, Inc.                            800          19
Cascade Natural Gas Corp.                    1,400          28
Energen Corp.                                1,350          40

                                                            87

Total Common Stocks (Cost $2,609)                        2,702

Total Investments (Cost $2,685) (a) -- 99.7%             2,778

Other assets in excess of liabilities -- 0.3%                9

NET ASSETS -- 100.0%                                    $2,787


(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                             $ 294
    Unrealized depreciation                              (201)

    Net unrealized appreciation                         $  93

(b) Non-income producing securities.

                     See notes to financial statements.

                                      Statements of Assets and Liabilities
The Victory Variable Insurance Funds                     December 31, 2002
(Amounts in Thousands, Except Per Share Amounts)

                                                                       Investment             Diversified           Small Company
                                                                         Quality                 Stock               Opportunity
                                                                        Bond Fund                Fund                   Fund

ASSETS:
Investments, at value (Cost $2,075; $19,187 & $2,685)                     $2,204                $16,935                $2,778
Cash                                                                          10                     10                    10
Interest and dividends receivable                                             31                     38                     3
Receivable from brokers for investments sold                                  --                    157                    --
Receivable from affiliates                                                     4                     --                     7

         Total Assets                                                      2,249                 17,140                 2,798

LIABILITIES:
Payable to brokers for investments purchased                                  --                    285                     1
Accrued expenses and other payables
     Investment advisor fees                                                  --                      4                    --
     Custodian fees                                                           --                      1                    --
     Transfer agent fees                                                       4                      3                     4
     Contract owner servicing fees                                             1                      7                     1
     Other                                                                     1                     34                     5

         Total Liabilities                                                     6                    334                    11

NET ASSETS:
Capital                                                                    2,128                 22,333                 2,752
Undistributed net investment income                                           --                     --                     1
Net unrealized appreciation (depreciation) from investments                  129                 (2,252)                   93
Accumulated undistributed net realized losses
   from investment transactions                                              (14)                (3,275)                  (59)

         Net Assets                                                       $2,243                $16,806                $2,787

Outstanding units of beneficial interest (shares)                            214                  2,246                   265
Net asset value
     Offering and redemption price per share                              $10.49                $  7.48                $10.54


                     See notes to financial statements.

                                                     Statements of Operations
The Victory Variable Insurance Funds     For the Year Ended December 31, 2002
(Amounts in Thousands)

                                                                       Investment            Diversified            Small Company
                                                                         Quality                Stock                Opportunity
                                                                        Bond Fund               Fund                    Fund

Investment Income:
Interest income                                                           $102                 $    14                  $   2
Dividend income                                                             --                     296                     40

     Total Income                                                          102                     310                     42

Expenses:
Investment advisory fees                                                     4                      57                      9
Administration fees                                                          1                      10                      1
Contract owner servicing fees                                                5                      38                      6
Accounting fees                                                             36                      37                     39
Custodian fees                                                               6                      15                     14
Legal and audit fees                                                         9                      69                     11
Trustees' fees and expenses                                                  5                      25                      6
Transfer agent fees                                                         --                       1                     --
Printing and other fees                                                     --                      11                      2

     Total Expenses                                                         66                     263                     88

Expenses voluntarily reduced by distributor                                 (4)                    (26)                    (9)

     Expenses before reimbursement from distributor                         62                     237                     79
     Expenses reimbursed                                                   (33)                    (35)                   (45)

     Net Expenses                                                           29                     202                     34

Net investment income                                                       73                     108                      8

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                    52                  (2,680)                    31
Net change in unrealized appreciation/depreciation
   on investment transactions                                               72                  (2,699)                  (203)

Net realized/unrealized gains and losses on investments                    124                  (5,379)                  (172)

Change in net assets resulting from operations                            $197                 $(5,271)                 $(164)


                     See notes to financial statements.


The Victory Variable Insurance Funds      Statements of Changes in Net Assets
(Amounts in Thousands)

                                                 Investment                     Diversified                  Small Company
                                                   Quality                         Stock                      Opportunity
                                                  Bond Fund                        Fund                          Fund

                                            Year            Year           Year           Year            Year           Year
                                            Ended           Ended          Ended          Ended           Ended          Ended
                                        December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
                                            2002            2001           2002           2001            2002           2001

From Investment Activities:
Operations:
     Net investment income                  $   73         $  107         $   108        $    73         $    8         $    6
     Net realized gains (losses)
       from investment transactions             52             49          (2,680)          (566)            31             18
     Net change in unrealized
       appreciation/depreciation
       from investments                         72            (10)         (2,699)           469           (203)          (176)

Change in net assets resulting
   from operations                             197            146          (5,271)           (24)          (164)          (152)

Distributions to Shareholders:
     From net investment income                (90)          (108)           (108)           (75)            (7)            (7)
     From net realized gains from
       investment transacions                  (73)           (14)             --            (48)            --             --

Change in net assets from
   distributions to shareholders              (163)          (122)           (108)          (123)            (7)            (7)

Capital Transactions:
     Proceeds from shares issued                37             89           4,267          7,884            537            727
     Dividends reinvested                      163            122             108            123              7              7
     Cost of shares redeemed                  (318)          (177)         (2,621)          (295)          (311)          (186)

Change in net assets from
   capital transactions                       (118)            34           1,754          7,712            233            548

Change in net assets                           (84)            58          (3,625)         7,565             62            389

Net Assets:
     Beginning of period                     2,327          2,269          20,431         12,866          2,725          2,336

     End of period                          $2,243         $2,327         $16,806        $20,431         $2,787         $2,725

Share Transactions:
     Issued                                      3              9             475            794             48             65
     Reinvested                                 16             11              14             13              1              1
     Redeemed                                  (30)           (17)           (322)           (32)           (29)           (17)

Change in Shares                               (11)             3             167            775             20             49


                     See notes to financial statements.


The Victory Variable Insurance Funds                    Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                               Investment Quality Bond Fund

                                                                    Year            Year            Year         Six Months
                                                                   Ended           Ended           Ended           Ended
                                                                 December 31,    December 31,    December 31,    December 31,
                                                                    2002            2001            2000           1999<F2>

Net Asset Value, Beginning of Period                                $10.34          $10.24          $ 9.80          $10.00

Investment Activities
     Net investment income                                            0.35            0.49            0.59            0.24
     Net realized and unrealized gains
       (losses) on investments                                        0.58            0.16            0.46           (0.22)

         Total from Investment Activities                             0.93            0.65            1.05            0.02

Distributions
     Net investment income                                           (0.42)          (0.49)          (0.61)          (0.22)
     Net realized gains                                              (0.36)          (0.06)             --              --

         Total Distributions                                         (0.78)          (0.55)          (0.61)          (0.22)

Net Asset Value, End of Period                                      $10.49          $10.34          $10.24          $ 9.80

Total Return                                                          9.20%           6.49%          11.02%           0.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                   $2,243          $2,327          $2,269          $1,729
Ratio of expenses to average net assets                               1.29%           1.00%           0.64%           0.60%<F4>
Ratio of net investment income to average net assets                  3.24%           4.65%           6.09%           5.41%<F4>
Ratio of expenses to average net assets<F1>                           2.94%           3.27%           5.38%           8.90%<F4>
Ratio of net investment income to average net assets<F1>              1.59%           2.38%           1.35%          (2.89)%<F4>
Portfolio turnover                                                      39%             72%            288%            191%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                     See notes to financial statements.


The Victory Variable Insurance Funds                    Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                                 Diversified Stock Fund

                                                                   Year            Year             Year         Six Months
                                                                   Ended           Ended            Ended           Ended
                                                                December 31,    December 31,     December 31,    December 31,
                                                                   2002            2001             2000           1999<F2>

Net Asset Value, Beginning of Period                              $  9.83         $  9.87         $ 10.07          $10.00

Investment Activities
     Net investment income                                           0.05            0.04            0.09            0.05
     Net realized and unrealized gains
      (losses) on investments                                       (2.35)          (0.01)          (0.20)           0.07

         Total from Investment Activities                           (2.30)           0.03           (0.11)           0.12

Distributions
     Net investment income                                          (0.05)          (0.04)          (0.09)          (0.05)
     Net realized gains                                                --           (0.03)             --              --

         Total Distributions                                        (0.05)          (0.07)          (0.09)          (0.05)

Net Asset Value, End of Period                                    $  7.48         $  9.83         $  9.87          $10.07

Total Return                                                       (23.44)%          0.32%          (1.14)%          1.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                 $16,806         $20,431         $12,866          $4,001
Ratio of expenses to average net assets                              1.06%           1.00%           0.79%           0.78%<F4>
Ratio of net investment income to average net assets                 0.57%           0.43%           0.98%           1.30%<F4>
Ratio of expenses to average net assets<F1>                          1.38%           1.64%           2.76%           6.98%<F4>
Ratio of net investment income to average net assets<F1>             0.25%          (0.21)%         (0.99)%         (4.90)%<F4>
Portfolio turnover                                                     86%             62%             50%             10%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                     See notes to financial statements.


The Victory Variable Insurance Funds                    Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                            Small Company Opportunity Fund

                                                                   Year            Year            Year         Six Months
                                                                  Ended           Ended           Ended           Ended
                                                                December 31,    December 31,    December 31,    December 31,
                                                                   2002            2001            2000           1999<F2>

Net Asset Value, Beginning of Period                              $11.14          $11.91          $ 9.90          $10.00

Investment Activities
     Net investment income                                          0.03            0.03            0.06            0.03
     Net realized and unrealized gains
      (losses) on investments                                      (0.60)          (0.77)           2.01           (0.08)

         Total from Investment Activities                          (0.57)          (0.74)           2.07           (0.05)

Distributions
     Net investment income                                         (0.03)          (0.03)          (0.06)          (0.03)
     Return of capital                                             --              --              --              (0.02)

         Total Distributions                                       (0.03)          (0.03)          (0.06)          (0.05)

Net Asset Value, End of Period                                    $10.54          $11.14          $11.91          $ 9.90

Total Return                                                       (5.15)%         (6.21)%         20.97%          (0.43)%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                 $2,787          $2,725          $2,336          $1,369
Ratio of expenses to average net assets                             1.19%           0.99%           0.77%           0.75%<F4>
Ratio of net investment income to average net assets                0.27%           0.27%           0.59%           0.72%<F4>
Ratio of expenses to average net assets<F1>                         3.05%           3.50%           5.02%           9.63%<F4>
Ratio of net investment income to average net assets<F1>           (1.59)%         (2.24)%         (3.66)%         (8.16)%<F4>
Portfolio turnover                                                    57%             47%             34%              9%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                     See notes to financial statements.

                                               Notes to Financial Statements
The Victory Variable Insurance Funds                       December 31, 2002

1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds: the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). The Investment Quality Bond Fund is no longer offering additional shares except that existing contract owners may reinvest dividends and distributions for additional shares of the Fund. Each of these Funds offers a single class of shares: Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Lending:

     Each Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. There were no securities on loan during the year ended December 31, 2002.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Investment Quality Bond Fund, Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

                                  Continued

The Victory Variable Insurance Funds                         December 31, 2002

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 were as follows (amounts in thousands):

                                               Purchases      Sales

     Investment Quality Bond Fund              $   812      $ 1,036
     Diversified Stock Fund                     17,457       15,807
     Small Company Opportunity Fund              1,901        1,587

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank National Association, a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, the Administrator, and not the Trust, pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended December 31, 2002:

                                                 Investment Advisory Fees

                                                    Maximum
                                                  Percentage
                                                  of Average    Voluntary
                                                     Daily         Fee
                                                  Net Assets   Reductions

     Investment Quality Bond Fund                    0.20%        $ 4
     Diversified Stock Fund                          0.30%         26
     Small Company Opportunity Fund                  0.30%          9

                                  Continued

The Victory Variable Insurance Funds                         December 31, 2002

5.   Federal Income Tax Information:

     For the year ended December 31, 2002, the Funds' most recent fiscal year end for federal income tax reporting purposes, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations (unaudited):

                                                           Qualified
                                                            Dividend
                                                             Income

     Investment Quality Bond Fund                              0.00%
     Diversified Stock Fund                                  100.00%
     Small Company Opportunity Fund                          100.00%

     As of December 31, 2002, the Funds' most recent fiscal year end for federal income tax purposes, the Funds have the following capital loss carryforwards available to offset future capital gains (amounts in thousands):

                                                     Amount       Expires

     Diversified Stock Fund                            440         2009
     Diversified Stock Fund                          2,330         2010
     Small Company Opportunity Fund                     53         2008
     Small Company Opportunity Fund                      6         2010

     As of December 31, 2002, the Funds' most recent fiscal year end for federal income tax purposes, cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting, realized gains for tax mark to market accounting and amortization and accretion reclasses of approximately (amounts in thousands):

     Investment Quality Bond Fund                              $ 14
     Diversified Stock Fund                                     150
     Small Company Opportunity Fund                              --

     The tax character of dividends paid by the Funds during the fiscal year ended December 31, 2002 were as follows (amounts in thousands):

                                      Dividends paid from
                                Ordinary      Net Long-Term         Total
                                 Income      Capital Gains     Dividends Paid*

     Investment Quality
       Bond Fund                   122             41               163
     Diversified Stock Fund        108             --               108
     Small Company
       Opportunity Fund              7             --                 7

     * Total Dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

     As of December 31, 2002, the Funds' most recent fiscal year end for federal income tax purposes, the components of accumulated earnings (defecit) on a tax basis for the Funds were as follows (amounts in thousands):

                                                                                                             Total
                                                                                                        Distributable
                                    Distributable                                      Unrealized       Earnings or
                                      Ordinary      Accumulated          Post         Appreciation/      Accumualted
                                       Income     Capital Losses    October Losses    Depreciation<F1>    (Deficit)

     Investment Quality
       Bond Fund                         --              --               --              115                115
     Diversified Stock Fund              --          (2,770)            (355)          (2,402)            (5,527)
     Small Company
       Opportunity Fund                   1             (59)              --               93                 35


<F1> The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount.



                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
   The Victory Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Investment Quality Bond Fund, Diversified Stock Fund, and Small Company Opportunity Fund (three portfolios constituting The Victory Variable Insurance Funds) (hereafter referred to as the "Funds") at December 31, 2002, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, OH

February 10, 2003

                           ADDITIONAL INFORMATION

     Voting Results of a Special Shareholder Meeting (Unaudited):

     A special meeting of shareholders for the Trust was held on December 20, 2002. Following are the proposals in which the shareholders voted along with the results.

     1. A proposal to elect ten Trustees (amounts in thousands):


                                                     Shares
                                                   Outstanding           For             Withheld          Result

     Nigel D.T. Andrews                               2,711             2,650               61             Passed
     Frankie D. Hughes                                2,711             2,650               61             Passed
     Lyn Hutton                                       2,711             2,639               72             Passed
     Eugene J. McDonald                               2,711             2,639               72             Passed
     Dr. Thomas F. Morrisey                           2,711             2,650               61             Passed
     Roger Noall                                      2,711             2,650               61             Passed
     Karen Shepherd                                   2,711             2,650               61             Passed
     Frank A. Weil                                    2,711             2,650               61             Passed
     Donald E. Weston                                 2,711             2,650               61             Passed
     Leigh A. Wilson                                  2,711             2,650               61             Passed


     2. A proposal to approve a Rule 12b-1 Distribution and Service Plan for each Fund (amounts in thousands):

                                                     Shares
                                                   Outstanding           For              Against         Abstained        Result

     Diversified Stock Fund                           2,235             2,094               38               103           Passed
     Investment Quality Bond Fund                       211               211               --                --           Passed
     Small Company Opportunity Fund                     265               255               --                10           Passed


              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, and their principal occupations during the past five years are as follows:

                                             Position(s)
Name, Age and Address                        Held with the Trust       Principal Occupation During Past 5 Years

Nigel D. T. Andrews, 55                      Trustee                   Retired (since 2001); Managing Director (2000-2001),
c/o The Victory Variable Insurance Funds                               Internet Capital Group (venture capital); Executive Vice
3435 Stelzer Road                                                      President, (1993-2000), GE Capital (financial services).
Columbus, OH 43219

Frankie D. Hughes, 50                        Trustee                   Principal and Chief Investment Officer (since 1993),
c/o The Victory Variable Insurance Funds                               Hughes Capital Management, Inc. (fixed income
3435 Stelzer Road                                                      asset management).
Columbus, OH 43219

Lyn Hutton, 53                               Trustee                   Vice President and Chief Financial Officer,
c/o The Victory Variable Insurance Funds                               John D. & Catherine T. MacArthur Foundation
3435 Stelzer Road                                                      (grant making); Vice President and Treasurer
Columbus, OH 43219                                                     (1990-1998), Dartmouth College.

Eugene J. McDonald, 70                       Trustee                   Principal and Chief Investment Offices, Quellos Private
c/o The Victory Variable Insurance Funds                               Capital Markets LLC; Executive Vice President (since 1990),
3435 Stelzer Road                                                      Office of Investment Counsel, Duke University; President
Columbus, OH 43219                                                     and CEO (1990-2000), Duke Management Company.

Dr. Thomas F Morrissey, 69                   Trustee                   Professor (since 1970), Weatherhead School of Management,
c/o The Victory Variable Insurance Funds                               Case Western Reserve University; Associate Dean (1989-1995),
3435 Stelzer Road                                                      Weatherhead School of Management.
Columbus, OH 43219

Roger Noall, 67                              Chairman and Trustee      Retired (since 2000), Executive (1997-2000), Senior Executive
c/o The Victory Variable Insurance Funds                               Vice President and Chief Administrative Officer (1994-1996),
3435 Stelzer Road                                                      Secretary (1995-1996), KeyCorp.
Columbus, OH 43219

Karen F. Shepherd, 62                        Trustee                   Member (since 1996), Shepherd Properties, LC and
c/o The Victory Variable Insurance Funds                               Vincent Shepherd Investments, LC (real estate investments);
3435 Stelzer Road                                                      U.S. Executive Director (1996-2002), European Bank for
Columbus, OH 43219                                                     Reconstruction & Development; Director, Majority Council
                                                                       (since 2002), Emily's List (political action committee).

Frank A. Weil, 72                            Trustee                   Chairman (since 1984), Abacus & Associates, Inc.
c/o The Victory Variable Insurance Funds                               (private investment firm).
3435 Stelzer Road
Columbus, OH 43219

Donald E. Weston, 67                         Trustee                   Retired (since 2000); Chairman (1998-2000), Gradison
c/o The Victory Variable Insurance Funds                               McDonald Investments, a division of McDonald Investments,
3435 Stelzer Road                                                      Inc.; Chairman (1991-1998), Gradison Division of McDonald &
Columbus, OH 43219                                                     Company Securities, Inc. and Director, McDonald & Company
                                                                       Investments, Inc.

Leigh A. Wilson, 58                          Trustee                   Founder, Chairman and Chief Executive Officer (since 1989),
c/o The Victory Variable Insurance Funds                               New Century Care, Inc. (formerly known as Glenleigh
3435 Stelzer Road                                                      International Limited) (merchant bank); Chief Executive
Columbus, OH 43219                                                     Officer (since 2001), The Kenning Institute (developer of
                                                                       health programs); Director (since 1981), Chimney Rock
                                                                       Vineyard and Chimney Rock Winery.


              OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

     The Officers, their ages, addresses, and their principal occupations during the past five years are as follows:


                                             Position(s)
Name, Age and Address                        Held with the Trust     Principal Occupation During Past 5 Years

Jay G. Baris, 49                             Assistant Secretary     Partner, Kramer Levin Naftalis & Frankel LLP; Assistant
c/o The Victory Variable Insurance Funds                             Secretary of The Victory Variable Insurance Funds; Director,
3435 Stelzer Road                                                    First Investors Life Insurance Company.
Columbus, OH 43219

Kathleen A. Dennis, 49                       President               Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Variable Insurance Funds
3435 Stelzer Road
Columbus, OH 43219

Joel B. Engle, 37                            Treasurer               Since September 1998, Vice President of BISYS; from
c/o The Victory Variable Insurance Funds                             March 1995 to September 1998, Vice President, Northern
3435 Stelzer Road                                                    Trust Company
Columbus, OH 43219

Lisa Hurley, 47                              Vice President          Since May 1998, Senior Vice President and General Counsel
c/o The Victory Variable Insurance Funds                             of BISYS Fund Services; General Counsel of Moore Capital
3435 Stelzer Road                                                    Management, Inc. from May 1996 to May 1998; Senior
Columbus, OH 43219                                                   Vice President & General Counsel of Northstar Investment
                                                                     Management Corporation form October 1993 to May 1996

Cynthia Lee Lindsey, 44                      Secretary               Since October 2002, Director of Client Services for BISYS;
c/o The Victory Variable Insurance Funds                             from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                    Lending, Sales Development, Director of Client Services and
Columbus, OH 43219                                                   Director of Financial Administration and Business Planning.

Irimga McKay, 43                             Vice President          Since November 1998, Senior Vice President, Client Services
c/o The Victory Variable Insurance Funds                             of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219

Alaina Metz, 35                              Assistant Secretary     Since June 1995, Chief Administrative Office of BISYS Fund
c/o The Victory Variable Insurance Funds                             Services; Supervisor of Alliance Capital Management for more
3435 Stelzer Road                                                    than five years prior to joining BISYS.
Columbus, OH 43219

William J. Tomko, 44                         Assistant Secretary     Group President, BISYS Investment Services; employee of BISYS
c/o The Victory Variable Insurance Funds                             Fund Services since 1986.
3435 Stelzer Road
Columbus, OH 43219


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                                     23

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                                     24

The Victory Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219

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